Derivative financial instruments and Short positions (Details 5) - BRL (R$) R$ in Thousands	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Nominal Value Retained Risk Total Rate Of Return Swap [Member]
IfrsStatementLineItems [Line Items]
Credit Swaps	R$ 3,725,358	R$ 3,984,392	R$ 3,483,628
Credit Derivatives Portfolio Stockholders Equity Credit Total	3,725,358	3,984,392	3,483,628
Nominal Value Transferred Risk Credit Swap [Member]
IfrsStatementLineItems [Line Items]
Credit Swaps	7,831,108		519,670
Credit Derivatives Portfolio Stockholders Equity Credit Total	R$ 7,831,108		R$ 519,670